SHARE CAPITAL - Exercise of stock options (Details) $ / shares in Units, $ in Thousands		10 Months Ended	12 Months Ended
	Nov. 12, 2020 $ / shares	Aug. 31, 2021 shares	Aug. 31, 2021 shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 $ / shares	Aug. 31, 2021 g	Aug. 31, 2021 Share	Aug. 31, 2020 CAD ($) Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised during the period (in shares) | Share							1,691,498	879,240
Average exercise price (cad per share) | $ / shares					$ 2.38			$ 1.21
Proceeds from exercise of options				$ 4,027				$ 1,069
Exercise of stock options				4,027				$ 1,069
Number of warrants exercised in the period (shares) | shares		1,743,850	1,743,850
Warrant exercise price (in CAD per share) | $ / shares	$ 2.50				$ 2.50
Proceeds from exercise of options				(4,360)
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instrument exercised (in shares) | Share							80,491	154,062
Equity instruments exercised				382				$ 765
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instrument exercised (in shares)						1,858	1,858	0
Equity instruments exercised				0
Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments exercised				11,492
Issued capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options				6,268				$ 1,786
Issued capital | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments exercised				9				0
Reserve Of Change In Value Of Time Value Of Options And Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options				(2,241)				(717)
Reserve Of Change In Value Of Time Value Of Options And Warrants | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments exercised				(382)				(765)
Reserve Of Change In Value Of Time Value Of Options And Warrants | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments exercised				$ (9)				$ 0